UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Insurance Products Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

VP Defensive Strategy Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 43.6%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	4,254	$40
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	32,652	343
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	5,988	40
SEI Institutional Managed Trust Real Return Fund, Cl Y*	7,889	79
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	7,005	73

Total Fixed Income Funds (Cost $570) ($ Thousands)		575

MULTI-ASSET FUNDS — 30.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7,663	66
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	6,587	66
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	26,277	264

Total Multi-Asset Funds (Cost $392) ($ Thousands)		396

MONEY MARKET FUND — 19.9%
SEI Liquid Asset Trust Prime Obligation Fund, Cl A, 0.070%**	263,467	263

Total Money Market Fund (Cost $263) ($ Thousands)		263

EQUITY FUNDS — 6.5%
SEI Institutional Managed Trust Large Cap Fund, Cl Y	553	6
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	2,398	40
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	3,598	40

Total Equity Funds (Cost $80) ($ Thousands)		86

Total Investments — 100.0% (Cost $1,305) ($ Thousands)@		$1,320

A list of the open forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
04/29/16	EUR	9	USD	10	$—

					$—

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brothers Harriman	$(10)	$10	$—

			$—

For the period ended March 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,320 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

Cl — Class

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$1,320	$—	$—	$1,320

Total Investments in Securities	$1,320	$—	$—	$1,320

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts
Unrealized Appreciation**	$—	$—	$—	$—
Unrealized Depreciation**	—	—	—	—

Total Other Financial Instruments	$—	$—	$—	$—

**	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

@	At March 31, 2016, the tax basis cost of the Fund’s investments was $1,305 ($ Thousands), and the unrealized appreciation and depreciation were $16 ($ Thousands) and $(1) ($ Thousands), respectively.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

1	SEI Insurance Products Trust / Quarterly Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

VP Defensive Strategy Fund (Concluded)

March 31, 2016

The following is summary of the transactions with affiliates for the period ended March 31, 2016 ($ Thousands):

Security Description	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2016	Dividend Income
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class Y	$38	$33	$(31)	$—	$—	$40	$—
SEI Daily Income Trust Short-Duration Government Fund, Class Y	332	277	(269)	—	3	343	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	39	34	(33)	(4)	4	40	—
SEI Institutional Managed Trust Real Return Fund, Class Y	77	63	(63)	—	2	79	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	76	65	(69)	(1)	2	73	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	64	54	(53)	(2)	3	66	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	64	56	(53)	(3)	2	66	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	255	214	(208)	(5)	8	264	—
SEI Liquid Asset Trust Prime Obligation Fund, Class A	255	215	(207)	—	—	263	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	—	6	—	—	—	6	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	39	34	(35)	(2)	4	40	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	39	34	(35)	(3)	5	40	—

Totals	$1,278	$1,085	$(1,056)	$(20)	$33	$1,320	$—

2	SEI Insurance Products Trust / Quarterly Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

VP Conservative Strategy Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 42.7%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	61,924	$576
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	142,489	1,497
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	24,934	235
SEI Institutional Managed Trust Enhanced Income Fund, Cl Y	46,784	346
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	105,261	694
SEI Institutional Managed Trust Real Return Fund, Cl Y*	68,962	694
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	86,769	901

Total Fixed Income Funds (Cost $4,987) ($ Thousands)		4,943

MULTI-ASSET FUNDS — 29.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	80,707	807
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	107,258	922
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	172,202	1,734

Total Multi-Asset Funds (Cost $3,536) ($ Thousands)		3,463

EQUITY FUNDS — 17.5%
SEI Institutional Managed Trust Large Cap Fund, Cl Y	3,608	43
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	56,072	931
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	94,641	1,049

Total Equity Funds (Cost $1,986) ($ Thousands)		2,023

MONEY MARKET FUND — 9.9%
SEI Liquid Asset Trust Prime Obligation Fund, Cl A, 0.070%**	1,150,229	1,150

Total Money Market Fund (Cost $1,150) ($ Thousands)		1,150

Total Investments — 100.0% (Cost $11,659) ($ Thousands) @		$11,579

A list of the open forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
04/29/16	EUR	77	USD	87	$(1)

					$(1)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Brown Brothers Harriman	$(88)	$87	$(1)

			$(1)

For the period ended March 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $11,574 ($ Thousands).

*	Non-income producing fund.

**	Rate shown is the 7-day effective yield as of March 31, 2016.

Cl — Class

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$11,579	$—	$—	$11,579

Total Investments in Securities	$11,579	$—	$—	$11,579

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts
Unrealized Appreciation**	$—	$—	$—	$—
Unrealized Depreciation**	—	(1)	—	(1)

Total Other Financial Instruments	$—	$(1)	$—	$(1)

**	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

@	At March 31, 2016, the tax basis cost of the Fund’s investments was $11,659 ($ Thousands), and the unrealized appreciation and depreciation were $90 ($ Thousands) and $(170) ($ Thousands), respectively.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

1	SEI Insurance Products Trust / Quarterly Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

VP Conservative Strategy Fund (Concluded)

March 31, 2016

The following is summary of the transactions with affiliates for the period ended March 31, 2016 ($ Thousands):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Realized (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2016	Dividend Income
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class Y	$528	$86	$(39)	$—	$1	$576	$—
SEI Daily Income Trust Short-Duration Government Fund, Class Y	1,371	229	(114)	—	11	1,497	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	210	28	(21)	(2)	20	235	—
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	317	50	(23)	(1)	3	346	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	636	99	(40)	(6)	5	694	—
SEI Institutional Managed Trust Real Return Fund, Class Y	634	95	(49)	(1)	15	694	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	844	136	(97)	(1)	19	901	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	738	125	(49)	(4)	(3)	807	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	845	123	(52)	(4)	10	922	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	1,582	249	(115)	(3)	21	1,734	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	—	43	—	—	—	43	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	840	117	(70)	(6)	50	931	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	950	131	(71)	(6)	45	1,049	—
SEI Liquid Asset Trust Prime Obligation Fund, Class A	1,055	174	(79)	—	—	1,150	—

Totals	$10,550	$1,685	$(819)	$(34)	$197	$11,579	$—

2	SEI Insurance Products Trust / Quarterly Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

VP Moderate Strategy Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 37.2%
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	99,942	$1,050
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	56,068	528
SEI Institutional Managed Trust Enhanced Income Fund, Cl Y	53,353	394
SEI Institutional Managed Trust Real Return Fund, Cl Y*	78,314	789
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	104,179	1,082
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	158,744	1,046

Total Fixed Income Funds (Cost $4,959) ($ Thousands)		4,889

MULTI-ASSET FUNDS — 35.0%
SEI Institutional International Trust Multi-Asset Accumulation Fund, Cl Y	136,644	1,315
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	65,486	655
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	152,996	1,314
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	130,523	1,314

Total Multi-Asset Funds (Cost $4,713) ($ Thousands)		4,598

EQUITY FUNDS — 27.8%
SEI Institutional Managed Trust Large Cap Fund, Cl Y	41,282	493
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	79,184	1,315
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	166,091	1,840

Total Equity Funds (Cost $3,633) ($ Thousands)		3,648

Total Investments — 100.0% (Cost $13,305) ($ Thousands) @		$13,135

A list of the open forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
04/29/16	EUR	173	USD	195	$(3)

					$(3)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Brown Brothers Harriman	$(198)	$195	$(3)

			$(3)

For the period ended March 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $13,134 ($ Thousands).

*	Non-income producing fund.

Cl	— Class

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$13,135	$—	$—	$13,135

Total Investments in Securities	$13,135	$—	$—	$13,135

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts
Unrealized Appreciation**	$—	$—	$—	$—
Unrealized Depreciation**	—	(3)	—	(3)

Total Other Financial Instruments	$—	$(3)	$—	$(3)

**	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

@	At March 31, 2016, the tax basis cost of the Fund’s investments was $13,305 ($ Thousands), and the unrealized appreciation and depreciation were $176 ($ Thousands) and $(346) ($ Thousands), respectively.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

1	SEI Insurance Products Trust / Quarterly Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

VP Moderate Strategy Fund (Concluded)

March 31, 2016

The following is summary of the transactions with affiliates for the period ended March 31, 2016 ($ Thousands):

Security Description	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Realized (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2016	Dividend Income
SEI Daily Income Trust Short-Duration Government Fund, Class Y	$789	$273	$(19)	$—	$7	$1,050	$—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	393	118	(24)	(3)	44	528	—
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	296	99	(3)	—	2	394	—
SEI Institutional Managed Trust Real Return Fund, Class Y	592	194	(12)	—	15	789	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	888	259	(86)	(1)	22	1,082	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	792	273	(17)	(3)	1	1,046	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	981	321	(59)	(9)	81	1,315	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	493	170	(3)	—	(5)	655	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	986	331	(13)	(1)	11	1,314	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	986	332	(18)	(1)	15	1,314	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	293	204	(8)	(2)	6	493	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	976	314	(44)	(4)	73	1,315	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	1,373	442	(55)	(5)	85	1,840	—

Totals	$9,838	$3,330	$(361)	$(29)	$357	$13,135	$—

2	SEI Insurance Products Trust / Quarterly Report / March 31, 2016

SCHEDULE OF INVESTMENTS

VP Market Plus Strategy Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 56.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	38,383	$344
SEI Institutional International Trust International Equity Fund, Cl Y	84,249	778
SEI Institutional Managed Trust Small Cap Fund, Cl Y	27,246	295
SEI Institutional Managed Trust Large Cap Fund, Cl Y	109,805	1,311

Total Equity Funds (Cost $2,957) ($ Thousands)		2,728

FIXED INCOME FUNDS — 23.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	41,457	390
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	58,524	386
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	40,326	387

Total Fixed Income Funds (Cost $1,209) ($ Thousands)		1,163

MULTI-ASSET FUNDS — 20.0%
SEI Institutional International Trust Multi-Asset Accumulation Fund, Cl Y	101,135	973

Description	Shares	Market Value ($ Thousands)
Total Multi-Asset Funds (Cost $1,014) ($ Thousands)		$973

Total Investments — 100.1% (Cost $5,180) ($ Thousands) @		$4,864

Percentages are based on a Net Assets of $4,860 ($ Thousands).

Cl — Class

The following is a list of the inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$4,864	$—	$—	$4,864

Total Investments in Securities	$4,864	$—	$—	$4,864

@	At March 31, 2016, the tax basis cost of the Fund’s investments was $5,180 ($ Thousands), and the unrealized appreciation and depreciation were $61 ($ Thousands) and $(377) ($ Thousands), respectively.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended March 31, 2016 ($ Thousands):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Realized (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2016	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$314	$46	$(34)	$(9)	$27	$344	$—
SEI Institutional International Trust International Equity Fund, Class Y	727	90	(25)	(3)	(11)	778	—
SEI Institutional Managed Trust Small Cap Fund, Class Y	270	49	(22)	(8)	6	295	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	1,218	152	(55)	(20)	16	1,311	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	360	31	(30)	(4)	33	390	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	363	47	(23)	(4)	3	386	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	362	40	(14)	(1)	—	387	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	900	106	(83)	(15)	65	973	—

Totals	$4,514	$561	$(286)	$(64)	$139	$4,864	$—

1	SEI Insurance Products Trust / Quarterly Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

VP Balanced Strategy Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 41.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	49,450	$465
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	34,050	327
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	126,322	1,312
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	90,105	594

Total Fixed Income Funds (Cost $2,759) ($ Thousands)		2,698

MULTI-ASSET FUNDS — 32.9%
SEI Institutional International Trust Multi-Asset Accumulation Fund, Cl Y	136,739	1,315
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	19,649	197
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	76,160	654

Total Multi-Asset Funds (Cost $2,270) ($ Thousands)		2,166

EQUITY FUNDS — 26.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	22,335	200
SEI Institutional International Trust International Equity Fund, Cl Y	57,242	529
SEI Institutional Managed Trust Small Cap Fund, Cl Y	18,194	197

Description	Shares	Market Value ($ Thousands)
SEI Institutional Managed Trust Large Cap Fund, Cl Y	65,993	$788

Total Equity Funds (Cost $1,869) ($ Thousands)		1,714

Total Investments — 100.0% (Cost $6,898) ($ Thousands) @		$6,578

Percentages are based on a Net Assets of $6,577 ($ Thousands).

Cl — Class

@	At March 31, 2016, the tax basis cost of the Fund’s investments was $6,898 ($ Thousands), and the unrealized appreciation and depreciation were $56 ($ Thousands) and $(376) ($ Thousands), respectively.

The following is a list of the inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$6,578	$—	$—	$6,578

Total Investments in Securities	$6,578	$—	$—	$6,578

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended March 31, 2016 ($ Thousands):

Security Description	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2016	Dividend Income
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	$393	$62	$(24)	$(3)	$37	$465	$—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	280	57	(9)	(1)	—	327	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	1,126	221	(60)	(2)	27	1,312	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	508	105	(17)	(3)	1	594	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	1,123	186	(60)	(11)	77	1,315	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	168	34	(4)	—	(1)	197	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	563	105	(18)	(1)	5	654	—
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	169	35	(15)	(3)	14	200	—
SEI Institutional International Trust International Equity Fund, Class Y	449	106	(17)	(2)	(7)	529	—
SEI Institutional Managed Trust Small Cap Fund, Class Y	167	45	(14)	(4)	3	197	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	669	149	(30)	(9)	9	788	—

Totals	$5,615	$1,105	$(268)	$(39)	$165	$6,578	$—

1	SEI Insurance Products Trust / Quarterly Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

VP Market Growth Strategy Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 38.4%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	64,492	$578
SEI Institutional International Trust International Equity Fund, Cl Y	133,745	1,235
SEI Institutional Managed Trust Small Cap Fund, Cl Y	41,899	454
SEI Institutional Managed Trust Large Cap Fund, Cl Y	168,943	2,017

Total Equity Funds (Cost $4,748) ($ Thousands)		4,284

MULTI-ASSET FUNDS — 31.8%
SEI Institutional International Trust Multi-Asset Accumulation Fund, Cl Y	231,455	2,226
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	22,060	221
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	128,874	1,107

Total Multi-Asset Funds (Cost $3,791) ($ Thousands)		3,554

FIXED INCOME FUNDS — 29.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	83,874	789
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	69,890	671
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	95,457	992

Description	Shares	Market Value ($ Thousands)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	134,471	$886

Total Fixed Income Funds (Cost $3,482) ($ Thousands)		3,338

Total Investments — 100.1% (Cost $12,021) ($ Thousands) @		$11,176

Percentages are based on a Net Assets of $11,169 ($ Thousands).

Cl — Class

The following is a list of the inputs used as of March 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$11,176	$—	$—	$11,176

Total Investments in Securities	$11,176	$—	$—	$11,176

@	At March 31, 2016, the tax basis cost of the Fund’s investments was $12,021 ($ Thousands), and the unrealized appreciation and depreciation were $88 ($ Thousands) and $(933) ($ Thousands), respectively.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended March 31, 2016 ($ Thousands):

Security Description	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2016	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$520	$72	$(44)	$(12)	$42	$578	$—
SEI Institutional International Trust International Equity Fund, Class Y	1,150	149	(40)	(7)	(17)	1,235	—
SEI Institutional Managed Trust Small Cap Fund, Class Y	417	73	(34)	(11)	9	454	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	1,883	229	(91)	(29)	25	2,017	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	2,091	170	(150)	(29)	144	2,226	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	210	24	(11)	(1)	(1)	221	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	1,049	98	(45)	(4)	9	1,107	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	733	53	(55)	(8)	66	789	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	627	76	(30)	(3)	1	671	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	948	106	(82)	(1)	21	992	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	844	88	(44)	(7)	5	886	—

Totals	$10,472	$1,138	$(626)	$(112)	$304	$11,176	$—

1	SEI Insurance Products Trust / Quarterly Report / March 31, 2016

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Insurance Products Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 25, 2016

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu
Controller & CFO

Date: May 25, 2016